Investments in Joint Ventures 3 (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
KEPCO-Uhde Inc.
Disclosure of joint ventures [line items]
Total assets	₩ 48	₩ 128
Total liabilities	15	14
Sales	0	0
Profit (loss) for the year	(84)	(84)
Shuweihat Asia Power Investment B.V.
Disclosure of joint ventures [line items]
Total assets	135,646	75,652
Total liabilities	29	0
Sales	0	0
Profit (loss) for the year	(2,660)	23,905
Shuweihat Asia Operation & Maintenance Company
Disclosure of joint ventures [line items]
Total assets	3,037	2,586
Total liabilities	71	77
Sales	3,013	2,821
Profit (loss) for the year	2,099	2,002
Waterbury Lake Uranium L.P.
Disclosure of joint ventures [line items]
Total assets	66,706	65,240
Total liabilities	117	14
Sales	0	0
Profit (loss) for the year	0	0
ASM-BG Investicii AD
Disclosure of joint ventures [line items]
Total assets	72,999	74,977
Total liabilities	43,889	37,593
Sales	16,056	13,161
Profit (loss) for the year	6,230	5,365
RES Technology AD
Disclosure of joint ventures [line items]
Total assets	62,345	63,495
Total liabilities	32,079	30,090
Sales	11,205	8,142
Profit (loss) for the year	3,018	2,220
KV Holdings, Inc.
Disclosure of joint ventures [line items]
Total assets	24,149	6,318
Total liabilities	1	1
Sales	1	10
Profit (loss) for the year	353	2,405
KEPCO SPC Power Corporation
Disclosure of joint ventures [line items]
Total assets	267,904	290,981
Total liabilities	29,082	26,381
Sales	253,145	181,443
Profit (loss) for the year	44,751	49,499
Gansu Datang Yumen Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	67,651	75,268
Total liabilities	52,592	58,680
Sales	10,048	9,666
Profit (loss) for the year	(1,161)	(1,547)
Datang Chifeng Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	835,331	827,213
Total liabilities	355,377	315,746
Sales	140,343	120,989
Profit (loss) for the year	42,889	24,398
Datang KEPCO Chaoyang Renewable Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	168,680	198,437
Total liabilities	57,685	87,895
Sales	29,459	29,094
Profit (loss) for the year	4,919	3,905
Rabigh Electricity Company
Disclosure of joint ventures [line items]
Total assets	2,520,946	2,410,335
Total liabilities	1,855,836	1,910,203
Sales	322,108	266,822
Profit (loss) for the year	65,550	34,268
Rabigh Operation & Maintenance Company Limited
Disclosure of joint ventures [line items]
Total assets	23,664	29,107
Total liabilities	10,882	18,930
Sales	32,572	32,079
Profit (loss) for the year	9,176	9,808
Jamaica Public Service Company Limited
Disclosure of joint ventures [line items]
Total assets	2,310,611	2,174,800
Total liabilities	1,515,361	1,469,297
Sales	1,499,897	1,113,943
Profit (loss) for the year	69,458	41,277
KW Nuclear Components Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	40,381	42,033
Total liabilities	2,013	6,678
Sales	16,968	32,938
Profit (loss) for the year	6,755	12,335
Busan Shinho Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	36,868	37,016
Total liabilities	9,991	13,653
Sales	10,543	7,918
Profit (loss) for the year	5,424	3,261
Global Trade Of Power System Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	5,628	2,443
Total liabilities	3,222	385
Sales	8,434	6,355
Profit (loss) for the year	351	76
Expressway Solar-light Power Generation Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	14,248	13,747
Total liabilities	4,740	3,113
Sales	3,711	2,637
Profit (loss) for the year	1,654	466
Amman Asia Electric Power Company
Disclosure of joint ventures [line items]
Total assets	759,885	731,745
Total liabilities	392,795	433,946
Sales	28,665	17,753
Profit (loss) for the year	39,090	30,815
KAPES, Inc.
Disclosure of joint ventures [line items]
Total assets	82,943	92,790
Total liabilities	45,068	59,099
Sales	20,006	87,775
Profit (loss) for the year	3,797	1,571
Honam Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	34,028	33,623
Total liabilities	17,522	19,800
Sales	8,781	5,395
Profit (loss) for the year	3,283	531
Korea Power Engineering Service Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	20,931	24,068
Total liabilities	1,817	5,397
Sales	9,176	11,259
Profit (loss) for the year	500	709
Chun-cheon Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	629,202	610,650
Total liabilities	521,212	523,223
Sales	585,223	327,534
Profit (loss) for the year	19,940	(5,451)
Yeonggwangbaeksu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	80,042	82,439
Total liabilities	59,070	64,290
Sales	14,150	8,411
Profit (loss) for the year	2,764	(2,302)
Nghi Son 2 Power LLC
Disclosure of joint ventures [line items]
Total assets	3,652,801	2,982,805
Total liabilities	2,835,123	3,020,684
Sales	589,023	548,027
Profit (loss) for the year	102,436	84,276
Kelar S.A
Disclosure of joint ventures [line items]
Total assets	689,802	655,236
Total liabilities	514,085	526,063
Sales	107,577	84,504
Profit (loss) for the year	943	3,641
PT. Tanjung Power Indonesia
Disclosure of joint ventures [line items]
Total assets	730,239	713,715
Total liabilities	464,791	580,727
Sales	99,169	89,491
Profit (loss) for the year	13,619	14,511
Incheon New Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	2,633	3,240
Total liabilities	755	2,606
Sales	4,497	2,336
Profit (loss) for the year	1,244	109
Seokmun Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	212,509	219,414
Total liabilities	152,731	171,682
Sales	61,513	41,555
Profit (loss) for the year	12,064	(3,434)
Daehan Wind Power PSC
Disclosure of joint ventures [line items]
Total assets	145,065	137,388
Total liabilities	117,219	127,080
Sales	17,958	6,794
Profit (loss) for the year	5,524	7,581
Barakah One Company
Disclosure of joint ventures [line items]
Total assets	33,587,352	29,707,801
Total liabilities	34,422,965	29,951,656
Sales	498,129	253,653
Profit (loss) for the year	(444,338)	4,011
Nawah Energy Company
Disclosure of joint ventures [line items]
Total assets	338,883	155,191
Total liabilities	337,134	153,559
Sales	395,580	0
Profit (loss) for the year	3	0
Momentum
Disclosure of joint ventures [line items]
Total assets	7,315	7,546
Total liabilities	6,280	6,442
Sales	30,864	34,527
Profit (loss) for the year	1,036	1,105
Daegu Green Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	551,431	541,304
Total liabilities	459,881	459,536
Sales	516,254	295,645
Profit (loss) for the year	9,364	1,796
Yeonggwang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	233,695	239,701
Total liabilities	189,737	202,410
Sales	31,221	25,892
Profit (loss) for the year	6,700	958
Chester Solar IV SpA
Disclosure of joint ventures [line items]
Total assets	12,728	11,966
Total liabilities	12,469	12,144
Sales	1,521	1,344
Profit (loss) for the year	(174)	(2,060)
Chester Solar V SpA
Disclosure of joint ventures [line items]
Total assets	4,364	4,034
Total liabilities	4,315	4,256
Sales	520	440
Profit (loss) for the year	83	(601)
Diego de Almagro Solar SpA
Disclosure of joint ventures [line items]
Total assets	15,908	15,155
Total liabilities	14,946	14,572
Sales	1,877	1,615
Profit (loss) for the year	(288)	(2,103)
South Jamaica Power Company Limited
Disclosure of joint ventures [line items]
Total assets	521,558	474,664
Total liabilities	289,359	287,852
Sales	314,064	224,159
Profit (loss) for the year	33,348	5,743
Daesan Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	245,826	264,618
Total liabilities	190,918	203,921
Sales	101,689	88,147
Profit (loss) for the year	(6,641)	(3,310)
RE Holiday Holdings LLC
Disclosure of joint ventures [line items]
Total assets	351,243	335,130
Total liabilities	180,503	188,796
Sales	22,671	19,724
Profit (loss) for the year	3,022	10,897
RE Pioneer Holdings LLC
Disclosure of joint ventures [line items]
Total assets	263,232	220,390
Total liabilities	152,888	126,361
Sales	15,701	12,925
Profit (loss) for the year	369	9,307
RE Barren Ridge 1 Holdings LLC
Disclosure of joint ventures [line items]
Total assets	226,504	201,629
Total liabilities	100,436	87,291
Sales	11,740	10,575
Profit (loss) for the year	(903)	(541)
RE Astoria 2 LandCo LLC
Disclosure of joint ventures [line items]
Total assets	13,517	12,294
Total liabilities	319	298
Sales	1,004	889
Profit (loss) for the year	913	799
RE Barren Ridge LandCo LLC
Disclosure of joint ventures [line items]
Total assets	4,761	4,328
Total liabilities	95	89
Sales	389	345
Profit (loss) for the year	357	315
Laurel SpA
Disclosure of joint ventures [line items]
Total assets	11,221	10,566
Total liabilities	10,447	10,350
Sales	1,424	1,159
Profit (loss) for the year	54	(1,425)
KIAMCO KOWEPO Bannerton Hold Co Pty Ltd
Disclosure of joint ventures [line items]
Total assets	29,517	30,809
Total liabilities	74	1,573
Sales	0	0
Profit (loss) for the year	(260)	(916)
Chile Solar JV SpA
Disclosure of joint ventures [line items]
Total assets	75,246	68,445
Total liabilities	55,609	3,531
Sales	7,842	3,060
Profit (loss) for the year	6,425	1,408
Cheong-Song Noraesan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	55,948	57,047
Total liabilities	41,464	43,106
Sales	7,988	7,929
Profit (loss) for the year	1,916	2,309
Chester Solar I SpA
Disclosure of joint ventures [line items]
Total assets	13,246	12,965
Total liabilities	10,933	11,043
Sales	1,094	1,065
Profit (loss) for the year	(221)	(1,146)
Solar Philippines Calatagan Corporation
Disclosure of joint ventures [line items]
Total assets	113,327	117,324
Total liabilities	36,756	46,759
Sales	17,728	19,418
Profit (loss) for the year	10,194	11,782
Saemangeum Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	35,890	35,323
Total liabilities	6,817	5,771
Sales	0	0
Profit (loss) for the year	(479)	(631)
Chungsongmeon BongSan wind power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	81,030	74,683
Total liabilities	75,207	67,696
Sales	0	0
Profit (loss) for the year	(1,120)	(1,186)
Jaeun Resident Wind Power Plant Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	89,756	81,477
Total liabilities	82,047	74,724
Sales	0	0
Profit (loss) for the year	(190)	(1,325)
DE Energia SpA
Disclosure of joint ventures [line items]
Total assets	48,350	49,201
Total liabilities	62,481	59,587
Sales	5,959	5,219
Profit (loss) for the year	(1,109)	(2,954)
Dangjin Eco Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	98,714	98,010
Total liabilities	20,721	22,223
Sales	4,185	4,139
Profit (loss) for the year	700	805
Haemodum Solar Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	22,974	23,038
Total liabilities	16,103	16,750
Sales	2,556	1,799
Profit (loss) for the year	581	45
Yangyang Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	107,471	53,586
Total liabilities	85,829	31,291
Sales	0	0
Profit (loss) for the year	(634)	(965)
Horus Solar, S.A. De C.V.
Disclosure of joint ventures [line items]
Total assets	156,436	192,650
Total liabilities	133,714	177,514
Sales	5,568	8,392
Profit (loss) for the year	5,628	16,664
Recursos Solares PV De Mexico II, S.A. De C.V.
Disclosure of joint ventures [line items]
Total assets	173,262	153,855
Total liabilities	155,009	138,033
Sales	468	0
Profit (loss) for the year	457	4,842
Sunmex Renovables, S.A. De C.V.
Disclosure of joint ventures [line items]
Total assets	129,502	90,956
Total liabilities	118,449	80,218
Sales	0	0
Profit (loss) for the year	(1,008)	(333)
Stavro Holding II A.B.
Disclosure of joint ventures [line items]
Total assets	85,883	88,220
Total liabilities	27	87
Sales	0	0
Profit (loss) for the year	61	(276)
Solaseado Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	363,492	367,915
Total liabilities	325,262	345,987
Sales	51,198	41,684
Profit (loss) for the year	16,301	4,170
Yeongam Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	329,714	324,132
Total liabilities	281,791	292,213
Sales	44,568	37,301
Profit (loss) for the year	8,563	4,930
Samsu Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	71,123	69,213
Total liabilities	54,254	54,331
Sales	10,118	3,918
Profit (loss) for the year	1,987	1,162
Pulau Indah Power Plant Sdn. Bhd.
Disclosure of joint ventures [line items]
Total assets	760,536	404,458
Total liabilities	675,853	338,635
Sales	797	228
Profit (loss) for the year	6,723	(2,589)
Sam-Yang Photovoltaic Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets		50,837
Total liabilities		40,647
Sales		7,376
Profit (loss) for the year		150
NH-Amundi Global Infrastructure Investment Private Investment Trust 21
Disclosure of joint ventures [line items]
Total assets	71,851	70,910
Total liabilities	74	38
Sales	4,850	3,428
Profit (loss) for the year	5,431	6,468
Shin-han BNPP Private Investment Trust for East-West Sunlight Dream
Disclosure of joint ventures [line items]
Total assets	17,341	18,121
Total liabilities	22	23
Sales	38	333
Profit (loss) for the year	(10)	288
PT Barito Wahana Tenaga
Disclosure of joint ventures [line items]
Total assets	447,688	266,584
Total liabilities	0	39
Sales	0	0
Profit (loss) for the year	49,471	25,839
Cheongna Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	385,935	357,248
Total liabilities	368,340	338,763
Sales	100,200	77,640
Profit (loss) for the year	(889)	12,743
Naepo Green Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	448,309	222,885
Total liabilities	499,528	249,415
Sales	8,905	7,044
Profit (loss) for the year	(34,347)	(21,392)
Dayone Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	470,677	452,509
Total liabilities	530,304	504,351
Sales	278,363	143,870
Profit (loss) for the year	(12,893)	409
OneEnergy Asia Limited
Disclosure of joint ventures [line items]
Total assets	1,039,987	136,247
Total liabilities	673,223	777
Sales	0	0
Profit (loss) for the year	16,041	(2,844)
KAS Investment I LLC
Disclosure of joint ventures [line items]
Total assets	61,907	52,681
Total liabilities	861	1,583
Sales	1,603	(19,390)
Profit (loss) for the year	6,998	(23,007)
KAS Investment II LLC
Disclosure of joint ventures [line items]
Total assets	61,661	52,476
Total liabilities	861	1,581
Sales	1,592	(19,311)
Profit (loss) for the year	6,967	(21,801)
Energyco LLC
Disclosure of joint ventures [line items]
Total assets	56,996
Total liabilities	52,304
Sales	7,898
Profit (loss) for the year	2,258
Energyco Co., Ltd. (formerly, Energyco LLC)
Disclosure of joint ventures [line items]
Total assets		59,662
Total liabilities		57,227
Sales		168
Profit (loss) for the year		(2,514)
CAES, LLC
Disclosure of joint ventures [line items]
Total assets	49,676	43,089
Total liabilities	6	0
Sales	0	0
Profit (loss) for the year	(547)	(923)
Hapcheon Floating Photovoltaic Power Plant Inc.
Disclosure of joint ventures [line items]
Total assets	78,768	73,978
Total liabilities	61,561	59,832
Sales	12,705	1,120
Profit (loss) for the year	3,061	(972)
Busan Industrial Solar Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	21,149	19,085
Total liabilities	18,016	17,937
Sales	3,190	1,879
Profit (loss) for the year	901	566
Bitsolar Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	78,779	80,307
Total liabilities	83,324	85,340
Sales	9,557	8,298
Profit (loss) for the year	261	(1,105)
Pulau Indah O&M Sdn. Bhd.
Disclosure of joint ventures [line items]
Total assets	0	0
Total liabilities	0	0
Sales	0	0
Profit (loss) for the year	0	0
Guadalupe Solar SpA
Disclosure of joint ventures [line items]
Total assets	10,148	8,774
Total liabilities	8,790	7,839
Sales	924	12
Profit (loss) for the year	(43)	(1,119)
Omisan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	142,274	128,724
Total liabilities	117,881	103,802
Sales	0	0
Profit (loss) for the year	(519)	(320)
Foresight Iberian Solar Group Holding, S.L.
Disclosure of joint ventures [line items]
Total assets	94,181	90,610
Total liabilities	81,997	79,519
Sales	0	168
Profit (loss) for the year	(1,365)	(603)
Yeongwol Eco Wind Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	87,856	43,784
Total liabilities	83,281	39,066
Sales	0	0
Profit (loss) for the year	(144)	421
Gurae Resident Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	11,649	6,932
Total liabilities	10,467	5,734
Sales	0	0
Profit (loss) for the year	(19)	42
Cheongju Eco Park Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	152,139	138,657
Total liabilities	116,639	120,485
Sales	66,260	6,454
Profit (loss) for the year	17,319	(1,708)
Enel X Midland Photovoltaic, LLC
Disclosure of joint ventures [line items]
Total assets	10,289	9,053
Total liabilities	1,010	611
Sales	1,684	122
Profit (loss) for the year	837	(31)
Geumsungsan Wind Power Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	125,324	66,862
Total liabilities	115,196	47,906
Sales	0	0
Profit (loss) for the year	(1,770)	(2,146)
KEPCO KPS Carabao Corp.
Disclosure of joint ventures [line items]
Total assets	2,025	3,482
Total liabilities	1,582	2,516
Sales	611	5,309
Profit (loss) for the year	(327)	733
Prime Swedish Holding AB
Disclosure of joint ventures [line items]
Total assets	77,942	34,257
Total liabilities	114	20
Sales	0	0
Profit (loss) for the year	(577)	(5)
Goheung New Energy Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	136,682	55,145
Total liabilities	113,393	32,125
Sales	0	0
Profit (loss) for the year	(1,591)	(2,711)
Gunsan Land Solar Co., Ltd.
Disclosure of joint ventures [line items]
Total assets	158,371	86,654
Total liabilities	121,785	60,996
Sales	28,828	432
Profit (loss) for the year	12,154	432
Capman Lynx SCA, SICAR
Disclosure of joint ventures [line items]
Total assets	112,718	113,658
Total liabilities	102,810	93,706
Sales	504	0
Profit (loss) for the year	(16,780)	0
International Offshore Power Transmission Holding Company Limited
Disclosure of joint ventures [line items]
Total assets	4,680	5
Total liabilities	71,468	0
Sales	0	0
Profit (loss) for the year	(68,093)	₩ 0
Pyeongchang Wind Power Co., Ltd
Disclosure of joint ventures [line items]
Total assets	70,599
Total liabilities	45,661
Sales	14,524
Profit (loss) for the year	3,693
Eumseong Eco Park Co., Ltd
Disclosure of joint ventures [line items]
Total assets	136,909
Total liabilities	119,736
Sales	0
Profit (loss) for the year	(636)
Songsan Green Energy Co., Ltd
Disclosure of joint ventures [line items]
Total assets	5,500
Total liabilities	0
Sales	0
Profit (loss) for the year	(69)
Changwon Nu-ri Energy Co., Ltd
Disclosure of joint ventures [line items]
Total assets	1,490
Total liabilities	0
Sales	0
Profit (loss) for the year	(10)
Hasami Wind Farm Corporation
Disclosure of joint ventures [line items]
Total assets	3,100
Total liabilities	0
Sales	0
Profit (loss) for the year	(23)
PungBack Wind Farm Corporation
Disclosure of joint ventures [line items]
Total assets	46,957
Total liabilities	31,667
Sales	0
Profit (loss) for the year	(3,089)
Trumbull Asset Management, LLC
Disclosure of joint ventures [line items]
Total assets	316
Total liabilities	0
Sales	656
Profit (loss) for the year	323
S-Power Chile SpA
Disclosure of joint ventures [line items]
Total assets	2,430
Total liabilities	2,450
Sales	1,334
Profit (loss) for the year	22
Seungmun Green Energy
Disclosure of joint ventures [line items]
Total assets	46,283
Total liabilities	18,843
Sales	0
Profit (loss) for the year	367
Seobusambo highway photovoltaics Co., Ltd
Disclosure of joint ventures [line items]
Total assets	8,286
Total liabilities	4,453
Sales	217
Profit (loss) for the year	₩ 265